Principal accounting policies - Derivative financial instrument (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 30, 2020 DerivativeFinancialInstrument	Dec. 30, 2019 DerivativeFinancialInstrument
Accounting Policies [Abstract]
Fair value losses recognized | $	$ 11,466
Derivative financial instrument | DerivativeFinancialInstrument		0	0